Document and Entity Information	0 Months Ended
May 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 03, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	May 03, 2013
Document Effective Date	May 03, 2013
Prospectus Date	May 01, 2013